Newbuildings	6 Months Ended
Jun. 30, 2023
New buildings [Abstract]
Newbuildings	Newbuildings
The table below sets forth the carrying value of our newbuildings:

	June 30, 2023	December 31, 2022
(In $ millions)
Opening balance	3.5	135.5
Disposals	—	(7.6)
Impairment	—	(124.4)
Total	3.5	3.5
No rigs were delivered in the six months ended June 30, 2023.
Impairment
During the six months ended June 30, 2023, we considered whether indicators existed that the carrying amounts of our newbuildings may not be recoverable as of June 30, 2023, and concluded that no indicators, events, or changes in circumstances, have occurred to warrant a change in the assumptions utilized in the December 31, 2022 impairment tests of our newbuilding jack-up rig fleet. We will continue to monitor developments in the markets in which we operate for indications that the carrying values of our long-lived assets are not recoverable.
Commitments
The remaining contracted installments as of June 30, 2023, payable on delivery, for the two Keppel newbuilds ordered in 2017 are approximately $294.8 million (see Note 18 - Commitments and Contingencies).